Accumulated Other Comprehensive Income - Summary of Changes in Balances of Each Component of Accumulated Other Comprehensive Income, Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 1.5	$ 2.5	$ (2.2)
Other comprehensive income (loss) before reclassifications, net of tax	(1.5)	(1.0)	2.3
Amounts reclassified from accumulated other comprehensive income			2.4
Net current period other comprehensive income (loss)	(1.5)	(1.0)	4.7
Ending balance	$ 0.0	$ 1.5	$ 2.5